Other operating results, net (Tables)	12 Months Ended
Jun. 30, 2019
Other Operating Results Net [Abstract]
Schedule of other operating results net

	06.30.19	06.30.18	06.30.17
Gain / (Loss) from commodity derivative financial instruments	312	39	270
Gain from disposal of associates (i)	688	602	22
Fair value of interest held before business combination	-	881	-
Currency translation adjustment reversal (ii)	-	333	83
Interest income from operating assets	699	162	530
Gain / (Loss) from agreement with TGLT	-	132	(56)
Contingencies (iii)	(71)	736	(50)
Donations	(200)	(119)	(262)
Others	(547)	(154)	(835)
Total other operating results, net	881	2,612	(298)

(i)	As of June 30, 2017, it pertains to the reversal of the cumulative translation adjustment generated by IMadison.
(ii)	As of June 30, 2018, includes the favorable ruling of a trial in the Operations Center in Israel for an amount of approximately Ps. 815. Includes legal costs and expenses Includes legal costs and expenses related to the investment in Ma'ariv.
(iii)	See Note 4.(b).